Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation
Total	$ 42,067	$ 69,714	$ 101,131
Non-cash stock-based compensation charged through Amount due from SINA	5,000	6,800	8,100
Cost of revenues
Stock-based compensation
Total	3,502	5,954	8,933
Sales and marketing
Stock-based compensation
Total	7,901	13,041	16,528
Product development
Stock-based compensation
Total	18,537	33,403	51,441
General and administrative
Stock-based compensation
Total	$ 12,127	$ 17,316	$ 24,229